Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 53,714,176
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	15,082,821
Due after one year through two years	1,374,855
Due after two years through three years	1,106,825
Due after three years through four years	306,455
Due after four years through five years	281,141
Due after five years	188,260
Total	18,340,357
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	10,224,412
Due after one year through two years	222,560
Due after two years through three years	0
Due after three years through four years	500
Due after four years through five years	0
Due after five years	0
Total	10,447,472
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	18,439,713
Due after one year through two years	18,847
Due after two years through three years	25,388
Due after three years through four years	19,581
Due after four years through five years	1,359
Due after five years	0
Total	18,504,888
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	6,065,429
Due after one year through two years	78,816
Due after two years through three years	277,214
Due after three years through four years	0
Due after four years through five years	0
Due after five years	0
Total	6,421,459
Time deposits
Deposits From Banking Clients [Line Items]
Total	36,845,245
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	16,868,931
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	25,307,233
Due after one year through two years	1,597,415
Due after two years through three years	1,106,825
Due after three years through four years	306,955
Due after four years through five years	281,141
Due after five years	188,260
Total	28,787,829
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	24,505,142
Due after one year through two years	97,663
Due after two years through three years	302,602
Due after three years through four years	19,581
Due after four years through five years	1,359
Due after five years	0
Total	¥ 24,926,347